Long-Term Debt and Related Contractual Rates and Maturity Dates (Detail) ₨ in Millions, $ in Millions		12 Months Ended
		Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)	Mar. 31, 2022 USD ($)
Debt Instrument [Line Items]
Total		₨ 1,554,333.4	₨ 1,174,758.2	$ 20,486.8
Perpetual debt—(1)
Debt Instrument [Line Items]
Total		₨ 169,064.5
Subordinated debt | Subordinated debt (other than perpetual debt)
Debt Instrument [Line Items]
Maturity /Call dates, start		2023	2022
Maturity /Call dates, end		2031	2031
Total		₨ 89,759.4	₨ 126,240.0	1,183.1
Subordinated debt | Perpetual debt—(1)
Debt Instrument [Line Items]
Maturity /Call dates, start		2023	2023
Maturity /Call dates, end		2030	2030
Total		₨ 93,848.2	₨ 84,976.1	$ 1,237.0
Subordinated debt | Perpetual debt—(2)
Debt Instrument [Line Items]
Maturity /Call dates, end		2027
Stated interest rates		3.70%		3.70%
Total		₨ 75,216.3		$ 991.4
Subordinated debt | Minimum | Subordinated debt (other than perpetual debt)
Debt Instrument [Line Items]
Stated interest rates		7.35%	7.35%	7.35%
Subordinated debt | Minimum | Perpetual debt—(1)
Debt Instrument [Line Items]
Stated interest rates		7.55%	8.84%	7.55%
Subordinated debt | Maximum | Subordinated debt (other than perpetual debt)
Debt Instrument [Line Items]
Stated interest rates		10.20%	10.20%	10.20%
Subordinated debt | Maximum | Perpetual debt—(1)
Debt Instrument [Line Items]
Stated interest rates		9.70%	9.70%	9.70%
Others | Variable rate—(1)
Debt Instrument [Line Items]
Maturity /Call dates, start	[1]	2023	2022
Maturity /Call dates, end	[1]	2024	2024
Total	[1]	₨ 40,045.9	₨ 50,935.8	$ 527.8
Others | Variable rate—(2)
Debt Instrument [Line Items]
Maturity /Call dates, start	[1]	2023	2022
Maturity /Call dates, end	[1]	2027	2025
Total	[1]	₨ 82,243.1	₨ 97,418.0	1,083.9
Others | Fixed rate
Debt Instrument [Line Items]
Maturity /Call dates, start	[1]	2023	2022
Maturity /Call dates, end	[1]	2030	2032
Total	[1]	₨ 1,173,220.5	₨ 815,188.3	$ 15,463.6
Others | Minimum | Variable rate—(1)
Debt Instrument [Line Items]
Stated interest rates	[1]	1.40%	0.11%	1.40%
Others | Minimum | Variable rate—(2)
Debt Instrument [Line Items]
Stated interest rates	[1]	4.40%	5.90%	4.40%
Others | Minimum | Fixed rate
Debt Instrument [Line Items]
Stated interest rates	[1]	2.80%	2.80%	2.80%
Others | Maximum | Variable rate—(1)
Debt Instrument [Line Items]
Stated interest rates	[1]	1.80%	1.33%	1.80%
Others | Maximum | Variable rate—(2)
Debt Instrument [Line Items]
Stated interest rates	[1]	6.90%	7.75%	6.90%
Others | Maximum | Fixed rate
Debt Instrument [Line Items]
Stated interest rates	[1]	9.21%	9.56%	9.21%

[1]	Variable rate—(1) and Perpetual debt—(2) represent foreign currency debt. Variable rate debt is typically indexed to LIBOR, T-bill rates, Marginal cost of funds based lending rates (“MCLR”), among others.